INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES	NOTE 6 - INVENTORIES:
	December 31
	2013	2012
	U.S. dollars in thousands
Raw materials and supplies	$6,550	$4,663
In-process inventories	$3,790	2,360
Finished goods	$1,603	2,336
	$11,943	$9,359